SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Global Dividend Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.3%

Asia - 4.4%

Australia - 1.8%
Atlassian Corp. *	3,445	550,166
Macquarie Group, Ltd.	3,810	552,948

		1,103,114

Japan - 0.9%
Recruit Holdings Co., Ltd.	10,600	570,767

Singapore - 1.7%
Singapore Technologies Engineering, Ltd.	155,000	1,034,575

Europe - 28.2%

Belgium - 1.6%
D’ieteren Group	5,225	976,598

France - 1.1%
Safran SA, ADR	7,520	664,091

Germany - 5.6%
Allianz SE, ADR	27,090	1,136,967
Infineon Technologies AG	6,275	244,590
Muenchener Rueckversicherungs AG	1,470	937,829
Siemens AG	4,250	1,143,642

		3,463,028

Ireland - 3.9%
Accenture, PLC	3,285	810,081
Linde, PLC	1,445	686,375
Trane Technologies, PLC	2,125	896,665

		2,393,121

Spain - 1.8%
Iberdrola SA	59,010	1,115,766

Switzerland - 4.2%
Chubb, Ltd.	2,290	646,353
Lonza Group AG	930	615,911
Nestle SA	4,885	448,398
Partners Group Holding AG	705	915,291

		2,625,953

United Kingdom - 10.0%
AstraZeneca, PLC, ADR	15,040	1,153,869
BAE Systems, PLC	27,380	758,193
Compass Group, PLC	14,170	481,957
Diageo, PLC, ADR	4,125	393,649
London Stock Exchange Group, PLC	6,715	769,080
Man Group, PLC	216,290	518,945
RELX, PLC	14,120	676,034
Shell, PLC, ADR	20,055	1,434,534

		6,186,261

North America - 64.7%

United States - 64.7%
Abbott Laboratories	7,230	968,386
AbbVie, Inc.	750	173,655
Alphabet, Inc. - Class A	8,790	2,136,849
Apple, Inc.	18,220	4,639,359
Applied Materials, Inc.	7,985	1,634,849
Arthur J Gallagher & Co.	3,685	1,141,392

Name of Issuer	Quantity	Fair Value ($)

Broadcom, Inc.	17,850	5,888,893
Cheniere Energy, Inc.	2,830	664,993
ConocoPhillips	4,025	380,725
Eli Lilly & Co.	375	286,125
FedEx Corp.	1,900	448,039
Goldman Sachs Group, Inc.	1,370	1,090,999
Home Depot, Inc.	2,490	1,008,923
Honeywell International, Inc.	4,330	911,465
JPMorgan Chase & Co.	7,180	2,264,787
Lockheed Martin Corp.	1,525	761,295
McDonald’s Corp.	1,820	553,080
Microsoft Corp.	10,475	5,425,526
Mondelez International, Inc.	6,940	433,542
NVIDIA Corp.	16,125	3,008,603
Otis Worldwide Corp.	3,785	346,063
PepsiCo, Inc.	4,765	669,197
Salesforce, Inc.	705	167,085
Sherwin-Williams Co.	1,835	635,387
Stryker Corp.	415	153,413
Thermo Fisher Scientific, Inc. *	1,145	555,348
Union Pacific Corp.	3,960	936,025
UnitedHealth Group, Inc.	2,580	890,874
Waste Management, Inc.	2,880	635,990
WEC Energy Group, Inc.	3,010	344,916
Williams Cos., Inc.	12,000	760,200

		39,915,983

Total Common Stocks (cost: $23,305,807)		60,049,257

Short-Term Securities - 2.5%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $1,549,928)	1,549,928	1,549,928

Total Investments in Securities - 99.8% (cost $24,855,735)		61,599,185

Other Assets and Liabilities, net - 0.2%		99,790

Net Assets - 100.0%		$61,698,975

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,103,114	—	—	1,103,114
Belgium	976,598	—	—	976,598
France	664,091	—	—	664,091
Germany	3,463,028	—	—	3,463,028
Ireland	2,393,121	—	—	2,393,121
Japan	570,767	—	—	570,767
Singapore	1,034,575	—	—	1,034,575
Spain	1,115,766	—	—	1,115,766
Switzerland	2,625,953	—	—	2,625,953
United Kingdom	6,186,261	—	—	6,186,261
United States	39,915,983	—	—	39,915,983
Short-Term Securities	1,549,928	—	—	1,549,928
Total:	61,599,185	—	—	61,599,185

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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